GODDWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 3,783	$ 2,543
Acquisitions through business combinations	1,157	1,286
Impairment losses	(5)	(65)
Foreign currency translation and other	382	19
Ending balance	5,317	3,783
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	4,162	2,806
Acquisitions through business combinations	1,157	1,286
Impairment losses	0	0
Foreign currency translation and other	388	70
Ending balance	5,707	4,162
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(379)	(263)
Acquisitions through business combinations	0	0
Impairment losses	(5)	(65)
Foreign currency translation and other	(6)	(51)
Ending balance	$ (390)	$ (379)